Derivative instruments liabilities - Valuation assumptions (Details)	3 Months Ended
Dec. 31, 2015 USD ($)
Derivative instruments liabilities - Valuation assumptions
The fair market value of the derivative instruments liabilities	$ 293,833
Company has recorded a gain on derivative instruments for the period	$ 3,693
Expected volatilities Minimum	106.443%
Expected volatilities maximum	122.915%
Risk free interest rate minimum.	0.977%
Risk free interest rate maximum.	1.219%
Remaining contractual life Minimum	1.8
Remaining contractual life Maximum	2.64
Expected dividend yield	0.00%